Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders' Equity [Abstract]
Schedule Of Activity In Our Various Shareholders' Equity

					Accumulated
					Other
			Additional		Comprehensive
			Paid-In	Retained	Income	Treasury	Noncontrolling
	Shares	Par Value	Capital	Earnings	(Loss)	Shares	Interest

BALANCE, December 31, 2007	180.3	$18.0	$1,700.5	$2,977.5	$ (4.2)	$(939.8)	$ 4.6
Net income	--	--	--	1,150.8	--	--	5.9
Cash dividends paid	--	--	--	(14.3)	--	--	--
Distributions to noncontrolling interests	--	--	--	--	--	--	(3.8)
Shares issued under share-based compensation
plans, net	1.6	.2	27.1	--	--	--	--
Tax benefit from share-based
compensation	--	--	5.3	--	--	--	--
Repurchase of shares	--	--	--	--	--	(259.7)	--
Share-based compensation cost	--	--	28.3	--	--	--	--
Net other comprehensive loss	--	--	--	--	(12.8)	--	--
BALANCE, December 31, 2008	181.9	18.2	1,761.2	4,114.0	(17.0)	(1,199.5)	6.7
Net income	--	--	--	779.4	--	--	5.1
Cash dividends paid	--	--	--	(14.2)	--	--	--
Distributions to noncontrolling interests	--	--	--	--	--	--	(3.9)
Shares issued under share-based compensation
plans, net	.9	.1	9.5	--	--	--	--
Tax deficiency from share-based
compensation	--	--	(2.4)	--	--	--	--
Repurchase of shares	--	--	--	--	--	(6.5)	--
Retirement of treasury shares	(40.2)	(4.0)	(1,200.0)	--	--	1,203.9	--
Share-based compensation cost	--	--	34.3	--	--	--	--
Net other comprehensive income	--	--	--	--	22.2	--	--
Cancellation of shares of common stock during redomestication	(142.6)	(14.3)	--	--	--	--	--
Issuance of ordinary shares pursuant to the redomestication	150.1	15.1	--	--	--	(.8)	--
BALANCE, December 31, 2009	150.1	15.1	602.6	4,879.2	5.2	(2.9)	7.9
Net income	--	--	--	579.5	--	--	6.4
Cash dividends paid	--	--	--	(153.7)	--	--	--
Distributions to noncontrolling interests	--	--	--	--	--	--	(8.8)
Shares issued under share-based compensation
plans, net	--	--	1.4	--	--	.1	--
Tax deficiency from share-based
compensation	--	--	(2.2)	--	--	--	--
Repurchase of shares	--	--	--	--	--	(6.0)	--
Share-based compensation cost	--	--	35.3	--	--	--	--
Net other comprehensive income	--	--	--	--	5.9	--	--
BALANCE, December 31, 2010	150.1	$15.1	$ 637.1	$5,305.0	$ 11.1	$ (8.8)	$ 5.5